Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (98.5%)
Communication Services (5.3%)
*	Alphabet Inc. Class C	1,035,459	1,384,429
*	Alphabet Inc. Class A	1,030,730	1,380,550
	Walt Disney Co.	2,720,700	393,495
	Activision Blizzard Inc.	5,600,000	332,752
*	Charter Communications Inc. Class A	134,800	65,389
	Comcast Corp. Class A	1,100,000	49,467
*	T-Mobile US Inc.	365,700	28,678
*	Baidu Inc. ADR	32,500	4,108
			3,638,868
Consumer Discretionary (10.4%)
*	Alibaba Group Holding Ltd. ADR	8,327,976	1,766,364
	Sony Corp. ADR	17,275,106	1,174,707
	Ross Stores Inc.	7,598,000	884,559
1	Whirlpool Corp.	4,209,572	621,038
	TJX Cos. Inc.	8,943,000	546,060
	Carnival Corp.	7,721,565	392,487
	Royal Caribbean Cruises Ltd.	2,705,433	361,202
*	Amazon.com Inc.	194,765	359,895
*,^,1 Mattel Inc.		26,546,638	359,707
*	Tesla Inc.	511,000	213,767
	L Brands Inc.	10,640,571	192,807
	Marriott International Inc. Class A	490,300	74,246
	MGM Resorts International	1,961,000	65,242
	eBay Inc.	1,338,600	48,337
	Restaurant Brands International Inc.	581,700	37,095
	Hilton Worldwide Holdings Inc.	295,366	32,759
	Las Vegas Sands Corp.	390,000	26,926
*	Ulta Beauty Inc.	105,500	26,706
	McDonald's Corp.	120,900	23,891
	Newell Brands Inc.	555,000	10,667
*	AutoZone Inc.	2,950	3,514
*	Burlington Stores Inc.	15,300	3,489
*	Adient plc	69,700	1,481
			7,226,946
Consumer Staples (0.0%)
	Kroger Co.	316,000	9,161
	Constellation Brands Inc. Class A	45,600	8,653
	Philip Morris International Inc.	58,000	4,935
	Altria Group Inc.	78,500	3,918
			26,667
Energy (1.4%)
	Pioneer Natural Resources Co.	2,271,100	343,776
	Hess Corp.	4,715,000	315,009
	EOG Resources Inc.	1,918,034	160,655
*	Transocean Ltd.	12,253,573	84,305
	Noble Energy Inc.	2,160,000	53,654

	Schlumberger Ltd.	1,045,256	42,019
			999,418
Financials (9.1%)
	Wells Fargo & Co.	29,628,647	1,594,021
	JPMorgan Chase & Co.	11,220,975	1,564,204
	Charles Schwab Corp.	16,872,416	802,452
	Bank of America Corp.	20,880,532	735,412
	Marsh & McLennan Cos. Inc.	6,082,815	677,686
	Discover Financial Services	3,040,825	257,923
	US Bancorp	3,917,300	232,257
	Citigroup Inc.	2,100,000	167,769
	CME Group Inc.	685,918	137,678
	Progressive Corp.	1,575,000	114,014
			6,283,416
Health Care (25.2%)
	Eli Lilly & Co.	22,779,308	2,993,884
*,1	Biogen Inc.	9,265,165	2,749,252
	Amgen Inc.	10,404,255	2,508,154
	AstraZeneca plc ADR	28,851,088	1,438,515
	Novartis AG ADR	14,327,125	1,356,635
*	Boston Scientific Corp.	29,991,344	1,356,209
	Roche Holding AG	2,743,662	891,698
	Thermo Fisher Scientific Inc.	2,538,202	824,586
	Bristol-Myers Squibb Co.	9,013,113	578,552
	Medtronic plc	3,840,000	435,648
*	Elanco Animal Health Inc.	14,260,819	419,981
*	BioMarin Pharmaceutical Inc.	4,954,651	418,916
	Abbott Laboratories	4,598,595	399,434
	CVS Health Corp.	2,919,065	216,857
2	Siemens Healthineers AG	3,991,700	191,351
	Zimmer Biomet Holdings Inc.	1,059,800	158,631
*	Alcon Inc.	2,780,412	157,288
	Merck & Co. Inc.	1,500,000	136,425
	Agilent Technologies Inc.	1,128,216	96,248
	Sanofi ADR	969,000	48,644
	Stryker Corp.	180,000	37,789
	GlaxoSmithKline plc ADR	548,000	25,751
			17,440,448
Industrials (17.8%)
1	Southwest Airlines Co.	34,982,556	1,888,358
	Airbus SE	10,056,514	1,475,953
	FedEx Corp.	9,566,406	1,446,536
*,1	United Airlines Holdings Inc.	15,925,403	1,402,869
	Siemens AG	10,580,604	1,381,744
1	American Airlines Group Inc.	30,326,913	869,776
	Caterpillar Inc.	5,590,989	825,677
	Delta Air Lines Inc.	11,843,000	692,579
	Union Pacific Corp.	2,340,800	423,193
	Alaska Air Group Inc.	4,996,700	338,526
	Honeywell International Inc.	1,574,000	278,598
	Boeing Co.	834,800	271,945
	United Parcel Service Inc. Class B	2,125,170	248,772
	Textron Inc.	3,765,000	167,919
	United Technologies Corp.	1,095,000	163,987
	TransDigm Group Inc.	180,016	100,809
	Deere & Co.	430,000	74,502

General Dynamics Corp.	308,900	54,475
CSX Corp.	700,000	50,652
Rockwell Automation Inc.	180,680	36,618
Pentair plc	718,360	32,951
nVent Electric plc	900,000	23,022
* Ryanair Holdings plc ADR	250,000	21,903
* Lyft Inc. Class A	225,200	9,688
		12,281,052
Information Technology (28.6%)
* Adobe Inc.	10,598,557	3,495,510
Microsoft Corp.	20,462,567	3,226,947
Texas Instruments Inc.	19,661,572	2,522,383
* Micron Technology Inc.	30,939,574	1,663,930
QUALCOMM Inc.	11,744,337	1,036,203
KLA Corp.	5,045,775	899,006
Intel Corp.	14,339,692	858,230
1 NetApp Inc.	12,931,241	804,970
Hewlett Packard Enterprise Co.	41,262,566	654,424
Telefonaktiebolaget LM Ericsson ADR	72,862,026	639,729
HP Inc.	25,700,526	528,146
Cisco Systems Inc.	10,627,550	509,697
Intuit Inc.	1,720,000	450,520
NVIDIA Corp.	1,889,400	444,576
Oracle Corp.	6,800,429	360,287
Analog Devices Inc.	2,640,000	313,738
Visa Inc. Class A	1,612,500	302,989
Corning Inc.	5,712,100	166,279
Apple Inc.	547,500	160,773
Entegris Inc.	2,650,322	132,755
* PayPal Holdings Inc.	1,045,000	113,038
1 Plantronics Inc.	3,672,300	100,401
* BlackBerry Ltd.	10,854,800	69,688
Mastercard Inc. Class A	215,600	64,376
DXC Technology Co.	1,390,045	52,252
Micro Focus International plc ADR	2,335,245	32,763
Applied Materials Inc.	526,300	32,125
* Keysight Technologies Inc.	287,000	29,455
* Palo Alto Networks Inc.	100,640	23,273
* Dell Technologies Inc.	279,800	14,379
Western Digital Corp.	200,000	12,694
Perspecta Inc.	470,023	12,427
* Rambus Inc.	554,197	7,634
Nokia Oyj ADR	1,750,000	6,492
* Arista Networks Inc.	14,550	2,959
		19,745,048
Materials (0.7%)
^ Albemarle Corp.	2,777,535	202,871
DuPont de Nemours Inc.	1,364,516	87,602
Dow Inc.	1,494,217	81,778
Linde plc	275,000	58,548
Corteva Inc.	1,339,516	39,596
		470,395
Real Estate (0.0%)
Alexandria Real Estate Equities Inc.	9,300	1,503

Total Common Stocks (Cost $27,810,984)		68,113,761

	Coupon
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund (Cost
$1,150,854)	1.816%	11,509,885	1,151,104
Total Investments (100.2%) (Cost $28,961,838)			69,264,865
Other Assets and Liabilities-Net (-0.2%)4			(148,864)
Net Assets (100%)			69,116,001

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $140,123,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of this security represented 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $144,117,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PRIMECAP Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	64,173,015	3,940,746	—
Temporary Cash Investments	1,151,104	—	—
Total	65,324,119	3,940,746	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			Dec. 31,
	2019		from	Realized	Net		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,855,920	NA1	NA1	71	(51)	6,281	—	1,151,104
American Airlines Group
Inc.	817,917	—	—	—	51,859	3,033	—	869,776
Biogen Inc.	NA2	36,505	23,538	1,314	589,219	—	—	2,749,252
Mattel Inc.	302,366	—	—	—	57,341	—	—	359,707
NetApp Inc.	679,019	—	—	—	125,951	6,207	—	804,970
Plantronics Inc.	137,050	—	—	—	(36,649)	551	—	100,401
Southwest Airlines Co.	1,889,408	—	—	—	(1,050)	6,297	—	1,888,358
United Airlines Holdings
Inc.	1,407,965	—	—	—	(5,096)	—	—	1,402,869
Whirlpool Corp.	666,628	—	—	—	(45,590)	5,051	—	621,038
Total	7,756,273			1,385	735,934	27,420	—	9,947,475

1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 Not applicable—at September 30, 2019, the issuer was not an affiliated company of the fund.